LEASE - Supplementary Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 156,600	¥ 141,942
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 39,069	¥ 647,029
Weighted average remaining lease term
Operating leases	4 years 3 months 18 days	4 years 7 months 6 days
Weighted average discount rate
Operating leases	6.50%	6.60%